Quarterly Holdings Report
for
Fidelity® Real Estate Income Fund
April 30, 2022
REI-NPRT3-0622
1.800347.118
Common Stocks - 25.7%
	Shares	Value ($)
FINANCIALS - 2.0%
Capital Markets - 0.1%
Brookfield Asset Management, Inc. (Canada) Class A	208,600	10,405,237
Insurance - 0.0%
Brookfield Asset Management Reinsurance Partners Ltd.	6,722	336,192
Mortgage Real Estate Investment Trusts - 1.9%
BrightSpire Capital, Inc.	253,450	2,154,325
Chimera Investment Corp.	614,400	6,156,288
Great Ajax Corp. (a)	1,663,364	15,485,919
MFA Financial, Inc.	5,099,585	72,669,086
New Residential Investment Corp.	2,714,199	28,227,670
		124,693,288
TOTAL FINANCIALS		135,434,717
INDUSTRIALS - 0.2%
Construction & Engineering - 0.2%
Willscot Mobile Mini Holdings (b)	461,400	16,195,140
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
Cyxtera Technologies, Inc. Class A (b)	803,700	9,668,511
REAL ESTATE - 23.3%
Equity Real Estate Investment Trusts (REITs) - 23.3%
Acadia Realty Trust (SBI)	685,126	14,332,836
American Homes 4 Rent Class A	855,200	33,874,472
American Tower Corp.	685,600	165,243,312
Apartment Income (REIT) Corp.	79,140	3,891,314
AvalonBay Communities, Inc.	157,900	35,919,092
Crown Castle International Corp.	518,310	95,996,195
CubeSmart	414,900	19,711,899
Digital Realty Trust, Inc.	97,900	14,305,148
Digitalbridge Group, Inc. (b)	905,755	6,304,055
Douglas Emmett, Inc.	379,700	11,185,962
Duke Realty Corp.	240,300	13,156,425
Easterly Government Properties, Inc.	1,259,400	23,991,570
EastGroup Properties, Inc.	30,000	5,625,000
Equinix, Inc.	105,100	75,575,308
Equity Lifestyle Properties, Inc.	2,887,496	223,145,676
Essex Property Trust, Inc.	145,000	47,744,150
Extra Space Storage, Inc.	137,200	26,068,000
Farmland Partners, Inc.	795,456	11,709,112
Gaming & Leisure Properties	1,244,846	55,246,265
Healthcare Trust of America, Inc.	253,560	7,723,438
Invitation Homes, Inc.	561,000	22,339,020
iStar Financial, Inc.	2,800,313	47,157,271
Lamar Advertising Co. Class A	261,100	28,828,051
Life Storage, Inc.	155,800	20,641,942
LXP Industrial Trust (REIT)	6,459,974	81,072,674
Mid-America Apartment Communities, Inc.	317,106	62,368,408
National Retail Properties, Inc.	259,900	11,394,016
NexPoint Residential Trust, Inc.	61,800	5,510,088
Postal Realty Trust, Inc.	920,300	15,488,649
Prologis (REIT), Inc.	18,500	2,965,365
Public Storage	93,400	34,698,100
Retail Value, Inc. (c)	274,131	860,771
Rexford Industrial Realty, Inc.	48,400	3,777,136
RLJ Lodging Trust	271,400	3,805,028
Sabra Health Care REIT, Inc.	1,037,775	12,121,212
SITE Centers Corp.	1,602,638	25,481,944
Spirit Realty Capital, Inc.	876,700	38,092,615
Sunstone Hotel Investors, Inc. (b)	315,400	3,863,650
Terreno Realty Corp.	380,828	27,705,237
UMH Properties, Inc.	401,423	9,441,469
Ventas, Inc.	1,139,786	63,315,112
VICI Properties, Inc.	1,465,600	43,689,536
Washington REIT (SBI)	1,190,347	28,675,459
Welltower, Inc.	716,600	65,074,446
Weyerhaeuser Co.	193,700	7,984,314
		1,557,100,742
Real Estate Management & Development - 0.0%
Cushman & Wakefield PLC (b)	53,259	953,336
TOTAL REAL ESTATE		1,558,054,078
TOTAL COMMON STOCKS (Cost $1,282,870,715)		1,719,352,446

Preferred Stocks - 21.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.4%
Mortgage Real Estate Investment Trusts - 0.4%
Great Ajax Corp. 7.25% (a)	611,442	15,053,702
Ready Capital Corp. 7.00%	402,062	10,614,437
		25,668,139
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Braemar Hotels & Resorts, Inc. 5.50%	98,091	1,839,206
LXP Industrial Trust (REIT) Series C, 6.50%	440,102	22,883,469
RLJ Lodging Trust Series A, 1.95%	31,585	821,842
Wheeler REIT, Inc. 8.75% (b)	133,886	1,957,856
		27,502,373
TOTAL CONVERTIBLE PREFERRED STOCKS		53,170,512
Nonconvertible Preferred Stocks - 20.3%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
DCP Midstream Partners LP:
7.95%(d)	328,262	7,973,484
Series B, 7.875%(d)	256,314	6,123,341
Enbridge, Inc.:
Series 1, 5 year U.S. Treasury Index + 3.140% 5.949%(d)(e)	498,275	11,136,446
Series L, 5 year U.S. Treasury Index + 3.150% 4.959%(d)(e)	111,400	2,478,650
Energy Transfer LP 7.60% (d)	525,651	12,773,319
Global Partners LP:
9.75%(d)	161,507	4,202,412
Series B, 9.50%	67,800	1,750,596
		46,438,248
FINANCIALS - 12.4%
Mortgage Real Estate Investment Trusts - 12.2%
Acres Commercial Realty Corp. 8.625% (d)	232,008	5,614,594
AG Mortgage Investment Trust, Inc.:
8.00%	607,362	12,839,633
8.25%	34,830	752,328
Series C, 8.00%(d)	542,302	11,247,343
AGNC Investment Corp.:
6.125%(d)	1,046,700	24,231,105
6.875%(d)	862,961	20,564,361
Series C, 7.00%(d)	958,602	23,562,437
Series E, 6.50%(d)	1,663,083	39,664,530
Annaly Capital Management, Inc.:
6.75%(d)	527,392	13,063,500
Series F, 6.95%(d)	2,129,343	52,786,413
Series G, 6.50%(d)	1,319,790	30,935,878
Arbor Realty Trust, Inc.:
Series D, 6.375%	85,700	1,908,539
Series F, 6.25%(d)	559,200	13,437,576
Arlington Asset Investment Corp. 8.25% (d)	142,715	3,497,945
Armour Residential REIT, Inc. Series C 7.00%	102,500	2,462,050
Cherry Hill Mortgage Investment Corp.:
8.25%(d)	244,557	5,619,944
Series A, 8.20%	246,750	5,952,252
Chimera Investment Corp.:
8.00%(d)	1,014,409	24,751,580
Series A, 8.00%	194,100	4,737,826
Series B, 8.00%(d)	2,118,104	51,681,738
Series C, 7.75%(d)	2,345,586	55,707,668
Dynex Capital, Inc. Series C 6.90% (d)	370,483	9,206,503
Ellington Financial LLC 6.75% (d)	364,770	8,807,372
Franklin BSP Realty Trust, Inc. 7.50%	488,533	11,021,304
Invesco Mortgage Capital, Inc.:
7.50%(d)	2,604,183	58,073,281
Series B, 7.75%(d)	1,413,246	30,151,603
KKR Real Estate Finance Trust, Inc. 6.50%	240,000	5,805,600
MFA Financial, Inc.:
6.50%(d)	1,402,238	32,139,295
Series B, 7.50%	609,332	14,623,968
New Residential Investment Corp.:
7.125%(d)	1,519,163	35,018,074
Series A, 7.50%(d)	957,027	22,834,664
Series C, 6.375%(d)	1,253,554	26,951,411
Series D, 7.00%(d)	514,400	12,036,909
New York Mortgage Trust, Inc. Series D, 8.00% (d)	216,218	5,101,664
PennyMac Mortgage Investment Trust:
6.75%	240,000	5,405,808
8.125%(d)	414,254	10,899,023
Series B, 8.00%(d)	740,808	19,106,550
Ready Capital Corp.:
5.75%	120,000	2,976,000
6.50%	34,400	761,616
Series C, 6.20%	371,050	9,391,276
Two Harbors Investment Corp.:
Series A, 8.125%(d)	694,350	17,212,937
Series B, 7.625%(d)	1,479,255	35,280,232
Series C, 7.25%(d)	1,687,415	38,422,440
		816,246,770
Real Estate Management & Development - 0.2%
Brookfield Properties Corp. Series EE, 5.10% (d)	679,025	12,024,924

TOTAL FINANCIALS		828,271,694

REAL ESTATE - 7.2%
Equity Real Estate Investment Trusts (REITs) - 7.2%
Agree Realty Corp. 4.375%	240,000	4,509,600
American Homes 4 Rent:
6.25%	98,905	2,598,234
Series F, 5.875%	248,009	6,232,466
Series G, 5.875%	199,750	5,021,715
Armada Hoffler Properties, Inc. 6.75%	255,050	6,450,215
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	190,073	4,286,146
Series F, 7.375%	327,400	7,366,500
Series G, 7.375%	238,068	5,285,110
Series H, 7.50%	231,565	4,717,952
Series I, 7.50%	323,909	6,556,242
Bluerock Residential Growth (REIT), Inc.:
Series C, 7.625%	252,994	6,358,954
Series D, 7.125%	168,100	4,220,991
Braemar Hotels & Resorts, Inc. Series D, 8.25%	173,050	4,404,123
Cedar Realty Trust, Inc.:
7.25%	172,572	3,501,486
Series C, 6.50%	291,600	3,913,272
Centerspace Series C, 6.625%	317,300	8,081,631
City Office REIT, Inc. Series A, 6.625%	178,475	4,212,010
CTO Realty Growth, Inc. 6.375%	120,000	2,920,860
DiamondRock Hospitality Co. 8.25%	441,331	11,805,604
Digital Realty Trust, Inc.:
5.25%	28,900	673,948
Series L, 5.20%	29,700	693,198
Digitalbridge Group, Inc.:
Series H, 7.125%	965,305	21,690,403
Series I, 7.15%	1,074,492	24,638,102
Series J, 7.15%	1,387,346	31,187,538
Gladstone Commercial Corp.:
6.625%	98,875	2,487,230
Series G, 6.00%	516,000	12,389,160
Gladstone Land Corp. Series D, 5.00%	30,000	759,000
Global Medical REIT, Inc. Series A, 7.50%	150,848	3,812,502
Global Net Lease, Inc.:
Series A, 7.25%	531,595	13,375,090
Series B 6.875%	294,000	7,200,060
Healthcare Trust, Inc.:
7.125%	190,000	4,645,481
Series A 7.375%	364,800	8,767,202
Hersha Hospitality Trust:
Series C, 6.875%	49,450	1,086,417
Series D, 6.50%	197,750	4,148,301
Hudson Pacific Properties, Inc. Series C, 4.75%	790,100	14,964,494
iStar Financial, Inc.:
Series D, 8.00%	332,421	8,474,409
Series G, 7.65%	355,973	8,977,639
Series I, 7.50%	552,696	13,882,729
Kimco Realty Corp. Series M, 5.25%	32,100	777,141
National Storage Affiliates Trust Series A, 6.00%	91,575	2,289,375
Necessity Retail (REIT), Inc./The:
7.50%	874,787	21,327,307
Series C 7.375%	379,839	9,188,305
Pebblebrook Hotel Trust:
6.30%	269,997	5,980,434
6.375%	371,094	8,331,060
6.375%	666,800	14,812,962
Series H, 5.70%	692,200	13,428,680
Pennsylvania (REIT):
Series B, 7.375%(b)	99,385	437,294
Series C, 7.20%(b)	50,325	214,264
Series D, 6.875%(b)	150,100	640,927
Plymouth Industrial REIT, Inc. Series A, 7.50%	171,625	4,345,545
Prologis (REIT), Inc. Series Q, 8.54%	93,396	5,977,344
PS Business Parks, Inc.:
Series X, 5.25%	29,500	576,135
Series Y, 5.20%	29,900	583,648
Series Z 4.875%	83,420	1,519,912
Public Storage:
4.00%	320,000	6,035,200
Series G, 5.05%	29,000	692,810
Series L, 4.625%	31,600	699,940
Series S, 4.10%	200,000	3,872,000
Rexford Industrial Realty, Inc.:
Series B, 5.875%	78,600	1,975,218
Series C, 5.625%	68,225	1,633,307
Saul Centers, Inc.:
Series D, 6.125%	82,775	2,027,988
Series E, 6.00%	76,841	1,891,825
Seritage Growth Properties Series A, 7.00%	91,986	1,747,734
SITE Centers Corp. 6.375%	102,400	2,551,808
Sotherly Hotels, Inc.:
Series B, 8.00%(b)	67,250	1,290,528
Series C, 7.875%(b)	107,000	2,119,670
Spirit Realty Capital, Inc. Series A, 6.00%	94,125	2,296,650
Summit Hotel Properties, Inc.:
Series E, 6.25%	447,238	10,331,198
Series F, 5.875%	377,000	8,258,185
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	180,000	4,010,400
Series I, 5.70%	240,000	5,016,000
UMH Properties, Inc.:
Series C, 6.75%	471,265	11,993,694
Series D, 6.375%	601,125	15,412,845
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	281,325	6,898,089
Series K 5.875%	69,225	1,662,528
Vornado Realty Trust:
Series L, 5.40%	30,100	601,097
Series N, 5.25%	147,400	2,821,236
Series O, 4.45%	342,900	6,028,182
		478,594,479
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP:
5.75%	43,000	862,150
6.50%	34,125	748,020
		1,610,170
TOTAL REAL ESTATE		480,204,649

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,354,914,591
TOTAL PREFERRED STOCKS (Cost $1,474,334,548)		1,408,085,103

Corporate Bonds - 15.7%
	Principal Amount (f)	Value ($)
Convertible Bonds - 3.0%
FINANCIALS - 2.6%
Mortgage Real Estate Investment Trusts - 2.6%
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22(g)	6,694,000	6,585,223
6.375% 10/1/23	7,574,000	7,494,473
MFA Financial, Inc. 6.25% 6/15/24	19,776,000	19,479,360
PennyMac Corp.:
5.5% 11/1/24	27,265,000	27,111,634
5.5% 3/15/26	2,000,000	1,847,600
Redwood Trust, Inc.:
4.75% 8/15/23	9,796,000	9,666,811
5.625% 7/15/24	54,253,000	51,680,221
RWT Holdings, Inc. 5.75% 10/1/25	37,689,000	34,975,392
Two Harbors Investment Corp. 6.25% 1/15/26	18,400,000	17,123,500
		175,964,214
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Digitalbridge Group, Inc. 5% 4/15/23	25,791,000	25,767,928

TOTAL CONVERTIBLE BONDS		201,732,142
Nonconvertible Bonds - 12.7%
COMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
Switch Ltd. 4.125% 6/15/29 (g)	7,000,000	6,685,000

Media - 0.4%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29(g)	17,830,000	16,826,171
7.75% 4/15/28(g)	14,000,000	13,195,000
		30,021,171
TOTAL COMMUNICATION SERVICES		36,706,171

CONSUMER DISCRETIONARY - 2.6%
Hotels, Restaurants & Leisure - 0.9%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(g)	4,965,000	4,204,710
4% 5/1/31(g)	3,000,000	2,683,050
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (g)	24,815,000	21,670,940
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (g)	22,135,000	19,478,800
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	8,000,000	7,840,000
Times Square Hotel Trust 8.528% 8/1/26 (g)	3,975,088	4,011,232
		59,888,732
Household Durables - 1.7%
Adams Homes, Inc. 7.5% 2/15/25 (g)	9,530,000	9,284,981
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29(g)	4,015,000	3,378,402
4.625% 4/1/30(g)	13,005,000	10,647,844
6.625% 1/15/28(g)	9,925,000	9,650,375
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30(g)	1,590,000	1,327,650
5% 6/15/29(g)	5,000,000	4,422,225
6.25% 9/15/27(g)	8,533,000	8,005,661
Century Communities, Inc.:
3.875% 8/15/29(g)	13,005,000	10,957,883
6.75% 6/1/27	6,230,000	6,298,592
LGI Homes, Inc. 4% 7/15/29 (g)	13,310,000	11,009,167
M/I Homes, Inc. 3.95% 2/15/30	20,000,000	16,449,175
New Home Co., Inc. 7.25% 10/15/25 (g)	8,180,000	7,730,100
Picasso Finance Sub, Inc. 6.125% 6/15/25 (g)	3,240,000	3,300,264
TRI Pointe Homes, Inc. 5.25% 6/1/27	11,458,000	11,071,063
		113,533,382
TOTAL CONSUMER DISCRETIONARY		173,422,114

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC:
6.75% 2/7/25(g)	7,750,000	7,532,613
8.5% 10/30/25(g)	1,682,000	1,682,000
Global Partners LP/GLP Finance Corp. 7% 8/1/27	3,955,000	3,866,013
		13,080,626
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27	5,000,000	4,650,000

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Sabra Health Care LP:
3.9% 10/15/29	989,000	903,471
5.125% 8/15/26	20,264,000	20,204,349
		21,107,820
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Williams Scotsman International, Inc. 4.625% 8/15/28 (g)	4,250,000	4,022,413

REAL ESTATE - 8.9%
Equity Real Estate Investment Trusts (REITs) - 5.9%
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (g)	27,255,000	23,205,997
American Homes 4 Rent LP 3.625% 4/15/32	7,000,000	6,371,219
American Tower Corp.:
3.8% 8/15/29	5,000,000	4,672,571
4.05% 3/15/32	5,000,000	4,690,980
CBL & Associates HoldCo II LLC 10% 11/15/29	9,212,904	9,234,186
CBL & Associates LP:
4.6% 10/15/24(h)(i)	18,229,000	2
5.25% 12/1/23(h)(i)	11,371,000	1
5.95% 12/15/26(h)(i)	10,317,000	1
Crown Castle International Corp. 2.25% 1/15/31	5,000,000	4,115,474
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (g)	26,490,000	23,973,450
Equinix, Inc. 3.2% 11/18/29	5,000,000	4,532,615
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (g)	5,075,000	4,555,876
Invitation Homes Operating Partnership LP 4.15% 4/15/32	8,000,000	7,646,410
iStar Financial, Inc.:
4.25% 8/1/25	16,925,000	16,131,725
4.75% 10/1/24	25,920,000	25,207,200
5.5% 2/15/26	16,985,000	16,532,689
MPT Operating Partnership LP/MPT Finance Corp. 4.625% 8/1/29	19,835,000	18,328,115
Office Properties Income Trust:
4.25% 5/15/24	4,974,000	4,969,035
4.5% 2/1/25	21,056,000	20,891,863
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	2,434,000	2,378,617
4.95% 4/1/24	2,866,000	2,893,064
Park Intermediate Holdings LLC 4.875% 5/15/29 (g)	12,000,000	10,991,892
Realty Income Corp. 4.875% 6/1/26	436,000	450,748
RLJ Lodging Trust LP:
3.75% 7/1/26(g)	10,000,000	9,250,000
4% 9/15/29(g)	22,550,000	20,131,062
Senior Housing Properties Trust:
4.75% 5/1/24	44,393,000	42,173,350
4.75% 2/15/28	9,933,000	8,465,399
9.75% 6/15/25	21,500,000	22,521,250
Service Properties Trust:
4.65% 3/15/24	3,500,000	3,298,750
5% 8/15/22	3,141,000	3,128,021
7.5% 9/15/25	7,950,000	7,935,134
Sun Communities Operating LP 4.2% 4/15/32	439,000	415,780
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (g)	26,820,000	23,143,246
Uniti Group, Inc.:
6% 1/15/30(g)	18,035,000	15,040,198
7.875% 2/15/25(g)	5,000,000	5,087,500
VICI Properties LP 5.125% 5/15/32	10,000,000	9,923,800
XHR LP:
4.875% 6/1/29(g)	10,000,000	9,208,600
6.375% 8/15/25(g)	4,250,000	4,300,618
		395,796,438
Real Estate Management & Development - 3.0%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (g)	8,165,000	8,328,463
Five Point Operation Co. LP 7.875% 11/15/25 (g)	18,463,000	18,318,250
Forestar Group, Inc.:
3.85% 5/15/26(g)	9,000,000	8,100,000
5% 3/1/28(g)	7,000,000	6,324,570
Greystar Real Estate Partners 5.75% 12/1/25 (g)	13,480,000	13,538,638
Howard Hughes Corp.:
4.125% 2/1/29(g)	16,960,000	15,270,505
4.375% 2/1/31(g)	24,535,000	21,821,920
5.375% 8/1/28(g)	16,525,000	16,017,187
Kennedy-Wilson, Inc.:
4.75% 3/1/29	27,285,000	25,168,230
4.75% 2/1/30	30,295,000	27,341,238
5% 3/1/31	6,960,000	6,281,609
Mattamy Group Corp. 5.25% 12/15/27 (g)	13,411,000	12,539,285
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (g)	4,965,000	4,151,981
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (g)	15,000,000	12,152,850
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.875% 6/15/27(g)	1,798,000	1,784,839
6.625% 7/15/27(g)	4,573,000	4,574,204
		201,713,769
TOTAL REAL ESTATE		597,510,207

TOTAL NONCONVERTIBLE BONDS		850,499,351
TOTAL CORPORATE BONDS (Cost $1,119,536,890)		1,052,231,493

Asset-Backed Securities - 2.7%
	Principal Amount (f)	Value ($)
American Homes 4 Rent:
Series 2015-SFR1 Class F, 5.885% 4/17/52 (g)	2,000,000	1,985,365
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (g)	8,259,000	8,280,656
Class XS, 0% 10/17/52 (d)(g)(i)	4,555,690	46
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (d)(e)(g)(i)	2,250,000	225
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	371,383	339,400
DataBank Issuer, LLC Series 2021-1A Class C, 4.43% 2/27/51 (g)	2,300,000	2,076,298
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (g)	6,311,000	5,851,117
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (g)	15,915,000	15,065,712
FirstKey Homes Trust:
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (g)	7,916,000	6,909,845
Series 2021-SFR2 Class F1, 2.908% 9/17/38 (g)	12,677,000	10,946,131
FRTKL Series 2021-SFR1:
Class F, 3.171% 9/17/38 (g)	3,900,000	3,359,411
Class G, 4.105% 9/17/38 (g)	4,976,000	4,316,123
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 3.5747% 2/22/36 (d)(e)(g)	2,142,000	2,103,126
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (d)	301,715	301,154
Series 1997-3 Class M1, 7.53% 3/15/28	2,715,532	2,632,303
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (g)	2,802,285	2,514,364
Series 2021-1 Class F, 3.325% 9/17/41 (g)	7,150,739	5,886,103
Series 2021-2 Class G, 4.505% 12/17/26 (g)	33,432,734	29,377,935
Series 2021-3 Class F, 4.242% 1/17/41 (g)	10,643,123	9,359,392
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	509,252	358,844
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (d)	870,930	880,991
Progress Residential Trust:
Series 2019-SFR2 Class F, 4.837% 5/17/36 (g)	3,902,000	3,796,669
Series 2019-SFR3 Class F, 3.867% 9/17/36 (g)	1,000,000	944,804
Series 2020-SFR1 Class H, 5.268% 4/17/37 (g)	3,633,000	3,431,422
Series 2021-SFR2 Class H, 4.998% 4/19/38 (g)	8,467,000	7,705,221
Series 2021-SFR3 Class G, 4.254% 5/17/26 (g)	7,492,000	6,779,613
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (g)	9,198,000	8,125,762
Class G, 4.003% 7/17/38 (g)	6,466,000	5,757,421
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (g)	6,406,000	5,572,368
Class G, 4.005% 10/17/38 (g)	16,129,000	14,273,930
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (g)	3,785,000	3,719,348
Series 2018-SFR1 Class F, 4.96% 5/17/37 (g)	8,282,000	7,945,934
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (g)	3,000,000	2,652,486
TOTAL ASSET-BACKED SECURITIES (Cost $204,104,754)		183,249,519

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.2237% 2/25/42 (d)(g)(i)	26,661	7,400
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.1974% 6/25/43 (d)(g)	48,991	29,537
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $58,098)		36,937

Commercial Mortgage Securities - 24.3%
		Principal Amount (f)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 5.554% 4/15/34 (d)(e)(g)		3,384,000	3,281,635
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.654% 4/15/35 (d)(e)(g)		3,000,000	2,832,000
BAMLL Commercial Mortgage Securities Trust floater Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 4.304% 9/15/38 (d)(e)(g)		13,979,000	13,664,006
BANK:
sequential payer:
Series 2019-BN19 Class A3, 3.183% 8/15/61		17,000,000	16,098,536
Series 2021-BN33 Class A5, 2.556% 5/15/64		14,931,000	13,379,105
Series 2021-BN35 Class A5, 2.285% 6/15/64		10,555,000	9,172,129
Series 2022-BNK39 Class A4, 2.928% 2/15/55		13,750,000	12,567,240
Series 2017-BNK8 Class E, 2.8% 11/15/50 (g)		11,374,393	7,343,781
Series 2018-BN12 Class D, 3% 5/15/61 (g)		1,682,000	1,280,810
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54		25,000,000	22,498,475
BBCMS Mortgage Trust sequential payer Series 2022-C14 Class A5, 2.946% 2/15/55		9,275,000	8,526,047
BCP Trust:
floater Series 2021-330N Class F, 1 month U.S. LIBOR + 4.630% 5.188% 6/15/38 (d)(e)(g)		9,000,000	8,637,620
Series 2021-330N Class E, 1 month U.S. LIBOR + 3.630% 4.192% 6/15/38 (d)(e)(g)		10,000,000	9,602,467
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B13 Class A4, 2.952% 8/15/57		34,715,000	32,373,084
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (d)(g)		3,427,000	2,996,311
Class 225E, 3.4041% 12/15/62 (d)(g)		5,141,000	4,377,215
Series 2020-B16 Class A5, 2.732% 2/15/53		11,560,000	10,633,928
Series 2021-B28 Class A5, 2.2237% 8/15/54		10,000,000	8,614,266
Series 2022-B33 Class A5, 3.4582% 3/15/55		10,000,000	9,600,300
Series 2020-B18 Class AGNG, 4.5348% 7/15/53 (d)(g)		11,379,000	9,772,245
Series 2022-B32 Class A5, 3.0019% 1/15/55		30,000,000	27,573,843
BPR Trust floater Series 2021-TY:
Class E, 1 month U.S. LIBOR + 3.600% 4.154% 9/15/38 (d)(e)(g)		10,400,000	10,280,222
Class F, 1 month U.S. LIBOR + 4.200% 4.754% 9/15/38 (d)(e)(g)		1,996,000	1,968,050
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 2.954% 6/15/35 (d)(e)(g)		1,500,000	1,430,640
BSREP Commercial Mortgage Trust floater Series 2021-DC:
Class F, 1 month U.S. LIBOR + 2.850% 3.405% 8/15/38 (d)(e)(g)		3,632,000	3,474,062
Class G, 1 month U.S. LIBOR + 3.850% 4.405% 8/15/38 (d)(e)(g)		6,594,000	6,336,727
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP:
Class F, 1 month U.S. LIBOR + 3.210% 3.773% 12/15/38 (d)(e)(g)		7,790,000	7,458,479
Class G, 1 month U.S. LIBOR + 3.960% 4.523% 12/15/38 (d)(e)(g)		31,246,000	29,996,560
Series 2021-PAC Class G, 1 month U.S. LIBOR + 2.940% 3.5011% 10/15/36 (d)(e)(g)		17,232,000	16,468,155
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 4.5063% 5/15/38 (d)(e)(g)		28,979,000	27,944,934
Series 2020-VIVA Class E, 3.667% 3/11/44 (d)(g)		7,832,990	6,524,792
BX Trust:
floater:
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.7906% 10/15/36 (d)(e)(g)		2,500,000	2,398,704
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 4.154% 4/15/34 (d)(e)(g)		5,181,000	4,986,325
Series 2019-XL:
Class G, 1 month U.S. LIBOR + 2.300% 2.854% 10/15/36 (d)(e)(g)		13,391,750	13,089,492
Class J, 1 month U.S. LIBOR + 2.650% 3.204% 10/15/36 (d)(e)(g)		15,217,550	14,854,246
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 4.564% 10/15/36 (d)(e)(g)		16,916,000	16,293,271
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 3.85% 11/15/38 (d)(e)(g)		20,581,000	20,050,774
Series 2021-ARIA Class G, 1 month U.S. LIBOR + 3.140% 3.6961% 10/15/36 (d)(e)(g)		12,246,000	11,742,438
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 3.9035% 10/15/26 (d)(e)(g)		23,874,000	22,831,141
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 2.491% 9/15/34 (d)(e)(g)		2,827,000	2,684,674
Series 2021-SOAR:
Class G, 3.355% 6/15/38 (d)(g)		5,000,000	4,777,632
Class J, 4.305% 6/15/38 (d)(g)		19,005,000	18,091,570
Series 2021-VOLT Class G, 1 month U.S. LIBOR + 2.850% 3.4041% 9/15/36 (d)(e)(g)		12,446,000	12,072,310
Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 4.444% 10/15/38 (d)(e)(g)		38,067,853	36,589,454
Series 2022-LBA6:
Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 3.859% 1/15/39 (d)(e)(g)		6,200,000	6,052,392
Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 4.200% 4.709% 1/15/39 (d)(e)(g)		11,340,000	11,075,314
Series 2022-LP2 Class G, CME TERM SOFR 1 MONTH INDEX + 4.100% 4.6278% 2/15/39 (d)(e)(g)		5,485,563	5,321,588
Series 2022-VAMF Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.290% 3.808% 1/15/39 (d)(e)(g)		2,550,000	2,483,662
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 3.747% 10/15/23 (d)(e)(g)		19,151,000	18,285,641
Series 2019-OC11 Class E, 4.0755% 12/9/41 (d)(g)		22,122,000	18,914,491
BXHPP Trust floater Series 2021-FILM Class E, 1 month U.S. LIBOR + 2.000% 2.554% 8/15/36 (d)(e)(g)		2,403,000	2,276,966
BXP Trust Series 2021-601L Class E, 2.868% 1/15/44 (d)(g)		5,754,000	4,052,905
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (d)(g)		4,099,000	3,436,328
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.804% 12/15/37 (d)(e)(g)		14,973,000	14,616,382
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (g)		3,353,000	2,506,339
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 3.804% 7/15/30 (d)(e)(g)		6,131,000	6,113,421
Class E, 1 month U.S. LIBOR + 3.870% 4.4255% 7/15/30 (d)(e)(g)		6,666,000	6,545,017
CHC Commercial Mortgage Trust floater Series 2019-CHC Class F, 1 month U.S. LIBOR + 2.600% 3.1622% 6/15/34 (d)(e)(g)		1,489,131	1,414,295
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.3468% 9/10/46 (d)(g)		5,254,000	5,100,563
Series 2016-C3 Class D, 3% 11/15/49 (g)		7,010,000	5,196,928
Cologix Data Centers U.S. Issuer, LLC / Cologix Data Centers U.S. Co.-Issuer, LLC Series 2021-1A Class C, 5.99% 12/26/51 (g)		6,400,000	5,894,705
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.604% 9/15/33 (d)(e)(g)		4,265,000	3,854,104
Class G, 1 month U.S. LIBOR + 5.050% 5.6103% 9/15/33 (d)(e)(g)		4,265,000	3,676,283
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (g)		4,741,000	4,146,356
Series 2012-CR1:
Class D, 5.4525% 5/15/45 (d)(g)		5,550,000	5,109,472
Class G, 2.462% 5/15/45 (g)		6,346,000	1,332,837
Series 2012-LC4 Class C, 5.4564% 12/10/44 (d)		1,978,000	1,956,888
Series 2013-CR10 Class D, 5.063% 8/10/46 (d)(g)		4,544,000	4,447,550
Series 2013-LC6 Class D, 4.4304% 1/10/46 (d)(g)		8,301,000	8,128,941
Series 2014-CR17 Class E, 5.0089% 5/10/47 (d)(g)		3,098,000	2,302,967
Series 2014-UBS2 Class D, 5.173% 3/10/47 (d)(g)		3,713,000	3,545,126
Series 2017-CD4 Class D, 3.3% 5/10/50 (g)		2,769,000	2,312,074
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (g)		2,769,000	2,256,644
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.9592% 8/15/45 (d)(g)		4,500,000	4,434,228
Class E, 4.9592% 8/15/45 (d)(g)		8,000,000	7,154,350
Class F, 4.25% 8/15/45 (g)		2,000,000	1,596,574
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 4.771% 6/15/34 (e)(g)		7,620,366	7,348,179
Credit Suisse Mortgage Trust:
floater:
Series 2021-4SZN Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.960% 4.4755% 11/15/23 (d)(e)(g)		24,906,000	24,247,323
Series 2021-BPNY Class A, 1 month U.S. LIBOR + 3.710% 4.2694% 8/15/23 (d)(e)(g)		18,000,000	17,692,929
Series 2020-NET:
Class E, 3.8277% 8/15/37 (d)(g)		9,400,000	8,550,833
Class F, 3.8277% 8/15/37 (d)(g)		7,050,000	6,325,978
Series 2021-BRIT Class A, 1 month U.S. LIBOR + 3.450% 4.0132% 5/15/23 (d)(e)(g)		9,280,000	8,889,653
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 4.06% 4/15/36 (d)(e)(g)		4,844,000	4,700,369
Class G, 1 month U.S. LIBOR + 4.500% 5.06% 4/15/36 (d)(e)(g)		2,787,000	2,705,940
CSAIL Commercial Mortgage Trust:
sequential payer Series 2019-C15 Class A4, 4.0529% 3/15/52		9,425,000	9,404,596
Series 2017-C8 Class D, 4.5932% 6/15/50 (d)(g)		4,297,000	3,465,814
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (d)(g)		7,129,000	6,920,255
Series 2017-CX9 Class D, 4.278% 9/15/50 (d)(g)		2,539,000	2,054,518
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.904% 7/15/32 (d)(e)(g)		6,000,000	5,580,000
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (d)(g)		10,732,000	10,411,246
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5497% 8/10/44 (d)(g)		3,732,205	3,545,594
ELP Commercial Mortgage Trust floater Series 2021-ELP Class J, 1 month U.S. LIBOR + 3.610% 4.1699% 11/15/38 (d)(e)(g)		15,448,000	14,703,970
Extended Stay America Trust floater Series 2021-ESH Class F, 1 month U.S. LIBOR + 3.700% 4.255% 7/15/38 (d)(e)(g)		20,814,895	20,398,264
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class E, 1 month U.S. LIBOR + 2.200% 2.754% 10/15/36 (d)(e)(g)		7,437,000	6,877,485
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 3.154% 7/15/35 (d)(e)(g)		3,808,000	3,322,845
sequential payer:
Series 2019-GSA1 Class A4, 3.0479% 11/10/52		25,860,000	24,261,312
Series 2021-GSA3 Class A5, 2.6183% 12/15/54		12,657,000	11,237,488
Series 2011-GC5:
Class C, 5.3023% 8/10/44 (d)(g)		8,899,000	7,878,374
Class D, 5.3023% 8/10/44 (d)(g)		2,733,635	1,189,131
Class E, 5.3023% 8/10/44 (d)(g)		8,138,000	773,110
Class F, 4.5% 8/10/44 (g)(i)		7,897,000	27,702
Series 2012-GCJ9:
Class D, 4.8954% 11/10/45 (d)(g)		5,503,000	5,448,726
Class E, 4.8954% 11/10/45 (d)(g)		1,908,000	1,717,712
Series 2013-GC16:
Class D, 5.4877% 11/10/46 (d)(g)		3,708,000	3,627,975
Class F, 3.5% 11/10/46 (g)		7,221,000	5,416,176
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 6.3247% 11/21/35 (d)(e)(g)		19,794,905	19,761,321
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.3333% 11/5/38 (d)(g)		20,270,000	18,008,752
IMT Trust Series 2017-APTS:
Class EFX, 3.6132% 6/15/34 (d)(g)		9,213,000	8,735,993
Class FFL, 1 month U.S. LIBOR + 2.850% 3.4041% 6/15/34 (d)(e)(g)		2,752,375	2,728,056
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (g)		2,896,000	2,724,760
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (g)		8,640,000	6,882,786
Series 2014-C26 Class D, 4.0178% 1/15/48 (d)(g)		3,398,000	3,095,912
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5223% 12/15/49 (d)(g)		10,126,000	8,024,831
JPMDB Commercial Mortgage Securities Trust:
sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52		13,000,000	12,177,138
Series 2016-C4 Class D, 3.1973% 12/15/49 (d)(g)		4,388,000	3,660,089
Series 2018-C8 Class D, 3.3748% 6/15/51 (d)(g)		1,698,000	1,294,411
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2021-1MEM Class E, 2.742% 10/9/42 (d)(g)		9,552,000	7,407,643
Series 2011-C3:
Class E, 5.7081% 2/15/46 (d)(g)		13,774,000	4,785,420
Class G, 4.409% 2/15/46 (d)(g)		4,671,000	316,283
Class H, 4.409% 2/15/46 (d)(g)(i)		7,077,000	354,048
Series 2011-C4 Class F, 3.873% 7/15/46 (g)		1,400,000	1,323,139
Series 2012-CBX:
Class C, 4.9333% 6/15/45 (d)		4,479,000	4,414,823
Class E, 4.9333% 6/15/45 (d)(g)(i)		5,892,000	2,674,968
Class F, 4% 6/15/45 (g)		8,192,000	1,722,847
Class G 4% 6/15/45 (g)		4,044,000	278,426
Series 2013-LC11:
Class D, 4.3028% 4/15/46 (d)		7,722,000	6,238,696
Class E, 3.25% 4/15/46 (d)(g)		472,000	277,068
Class F, 3.25% 4/15/46 (d)(g)		2,518,000	803,746
Series 2014-DSTY Class E, 3.9314% 6/10/27 (d)(g)(i)		8,161,000	165,342
Series 2018-AON Class F, 4.767% 7/5/31 (d)(g)		5,039,000	4,875,669
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (g)		2,000,000	1,855,512
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 4.504% 8/15/38 (d)(e)(g)		14,155,000	13,821,545
La Quita Mortgage Trust floater Series 2022-LAQ Class F, CME TERM SOFR 1 MONTH INDEX + 5.970% 6.4929% 3/15/39 (d)(e)(g)		3,000,000	3,002,816
Last Mile Logistics Pan Euro Finance DAC floater Series 2021-1A Class E, 3 month EURIBOR + 2.700% 2.7% 8/17/33 (d)(e)(g)	EUR	4,479,925	4,584,304
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 3.504% 3/15/38 (d)(e)(g)		18,503,430	17,699,760
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 5.805% 11/15/38 (d)(e)(g)		37,080,000	36,086,078
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, 1 month U.S. LIBOR + 3.200% 3.755% 4/15/38 (d)(e)(g)		20,601,000	19,848,015
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.950% 4.4665% 1/15/27 (d)(e)(g)		19,424,000	18,992,711
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.7471% 11/15/45 (d)(g)		2,000,000	1,976,330
Series 2012-C6, Class F, 4.7471% 11/15/45 (d)(g)		2,500,000	2,240,089
Series 2013-C12 Class D, 4.9211% 10/15/46 (d)(g)		7,164,000	6,534,514
Series 2013-C13:
Class D, 5.0596% 11/15/46 (d)(g)		6,218,000	5,762,178
Class E, 5.0596% 11/15/46 (d)(g)		3,341,000	2,847,791
Series 2013-C9:
Class C, 4.156% 5/15/46 (d)		3,302,000	3,223,259
Class D, 4.244% 5/15/46 (d)(g)		5,137,000	4,763,109
Series 2016-C30 Class D, 3% 9/15/49 (g)		2,726,000	1,932,633
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(g)		50,799	50,532
Series 2011-C2:
Class D, 5.385% 6/15/44 (d)(g)		3,827,204	3,713,259
Class F, 5.385% 6/15/44 (d)(g)(i)		4,440,000	2,888,947
Class XB, 0.4798% 6/15/44 (d)(g)		29,485,727	117,232
Series 2011-C3:
Class D, 5.2545% 7/15/49 (d)(g)		7,317,000	7,131,494
Class E, 5.2545% 7/15/49 (d)(g)		3,456,000	3,078,123
Class F, 5.2545% 7/15/49 (d)(g)		5,624,050	4,038,806
Class G, 5.2545% 7/15/49 (d)(g)		5,049,500	2,705,835
Series 2012-C4 Class D, 5.4255% 3/15/45 (d)(g)		3,887,234	3,681,055
Series 2015-MS1 Class D, 4.1694% 5/15/48 (d)(g)		10,833,000	9,406,956
Series 2015-UBS8 Class D, 3.18% 12/15/48 (g)		3,051,000	2,324,788
Series 2016-BNK2 Class C, 3% 11/15/49 (g)		2,966,000	2,407,237
Series 2018-H4 Class A4, 4.31% 12/15/51		14,240,929	14,314,226
Motel 6 Trust floater Series 2021-MTL6:
Class F, 1 month U.S. LIBOR + 3.550% 4.1041% 9/15/38 (d)(e)(g)		9,444,773	9,185,064
Class G, 1 month U.S. LIBOR + 4.700% 5.2541% 9/15/38 (d)(e)(g)		6,618,315	6,419,785
Class H, 1 month U.S. LIBOR + 6.000% 6.5541% 9/15/38 (d)(e)(g)		3,603,183	3,551,335
MRCD Mortgage Trust Series 2019-PARK:
Class G, 2.7175% 12/15/36 (g)		2,000,000	1,762,511
Class J, 4.25% 12/15/36 (g)		10,357,000	9,335,586
MSC sequential payer Series 2021-L7 Class A5, 2.574% 10/15/54		10,055,000	8,891,623
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 3.604% 10/15/37 (d)(e)(g)		7,312,000	7,117,443
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (d)(g)		1,500,000	1,190,947
MTN Commercial Mortgage Trust floater Series 2022-LPFL Class F, CME TERM SOFR 1 MONTH INDEX + 5.280% 5.7941% 3/15/39 (d)(e)(g)		5,000,000	4,948,112
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 3.3041% 6/15/35 (d)(e)(g)		1,743,000	1,537,974
Class WAN2, 1 month U.S. LIBOR + 3.750% 4.3041% 6/15/35 (d)(e)(g)		651,000	523,016
Series 2020-2PAC Class AMZ3, 3.6167% 1/15/37 (d)(g)		2,502,675	2,330,279
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 2.952% 10/15/36 (d)(e)(g)		6,969,000	6,643,652
Class J, 1 month U.S. LIBOR + 3.340% 3.9% 10/15/36 (d)(e)(g)		12,482,000	12,054,663
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, 1 month U.S. LIBOR + 2.600% 3.155% 7/15/38 (d)(e)(g)		500,000	478,851
Class G, 1 month U.S. LIBOR + 4.350% 4.905% 7/15/38 (d)(e)(g)		5,944,000	5,707,813
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (g)		9,277,000	7,413,308
Progress Residential Trust Series 2021-SFR2 Class F, 3.395% 4/19/38 (g)		2,407,000	2,146,729
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		3,263,449	3,615,497
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 3.5679% 3/25/34 (d)(e)(g)		3,401,000	3,325,974
SFO Commercial Mortgage Trust floater Series 2021-555:
Class E, 1 month U.S. LIBOR + 2.900% 3.454% 5/15/38 (d)(e)(g)		4,600,000	4,392,307
Class F, 1 month U.S. LIBOR + 3.650% 4.204% 5/15/38 (d)(e)(g)		3,720,000	3,533,390
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/37 (d)(g)		5,000,000	4,479,506
SLG Office Trust sequential payer Series 2021-OVA Class A, 2.5854% 7/15/41 (g)		13,377,000	11,922,852
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 3.872% 1/15/39 (d)(e)(g)		27,615,000	26,839,844
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 3.8198% 10/15/38 (d)(e)(g)		21,754,000	20,766,338
Series 2021-MFP Class G, 1 month U.S. LIBOR + 2.970% 3.5279% 11/15/38 (d)(e)(g)		22,874,000	22,019,736
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 4.4695% 11/15/36 (d)(e)(g)		22,872,000	22,173,306
STWD Trust floater sequential payer Series 2021-LIH:
Class E, 1 month U.S. LIBOR + 2.900% 3.457% 11/15/36 (d)(e)(g)		4,985,000	4,847,788
Class F, 1 month U.S. LIBOR + 3.550% 4.105% 11/15/36 (d)(e)(g)		15,282,000	14,822,672
Class G, 1 month U.S. LIBOR + 4.200% 4.754% 11/15/36 (d)(e)(g)		9,177,000	8,930,469
SUMIT Mortgage Trust Series 2022-BVUE:
Class D, 2.9889% 2/12/41 (d)(g)		6,000,000	5,141,719
Class F, 2.9889% 2/12/41 (d)(g)		3,211,000	2,563,400
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 4.4% 6/15/26 (d)(e)(g)		7,308,000	6,982,673
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 6.0689% 5/10/45 (d)(g)		1,323,810	1,236,438
Class E, 5% 5/10/45 (d)(g)		6,268,000	2,406,097
Class F, 5% 5/10/45 (d)(g)		2,221,350	111,179
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (d)(g)		2,143,000	1,631,771
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1:
Class B, 6.6543% 1/10/45 (d)(g)		683,171	682,403
Class C, 6.6543% 1/10/45 (d)(g)(i)		4,746,000	4,698,540
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 5.554% 7/15/39 (d)(e)(g)		800,000	782,308
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 4.454% 7/15/39 (d)(e)(g)		6,685,000	6,533,999
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 5.0541% 1/18/37 (d)(e)(g)		24,580,000	23,979,997
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.9014% 10/15/45 (d)(g)		12,819,000	12,792,166
Class E, 4.9014% 10/15/45 (d)(g)		8,347,000	8,221,202
Class F, 4.9014% 10/15/45 (d)(g)		2,000,000	1,852,885
Series 2016-BNK1 Class D, 3% 8/15/49 (g)		6,979,000	4,540,369
Series 2016-NXS6 Class D, 3.059% 11/15/49 (g)		5,037,000	4,147,156
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (d)(i)		3,955,000	191,476
Series 2011-C3:
Class D, 5.4147% 3/15/44 (d)(g)		1,543,667	671,495
Class E, 5% 3/15/44 (g)(i)		2,966,000	177,960
Series 2011-C5:
Class E, 5.7035% 11/15/44 (d)(g)		2,218,265	2,213,115
Class F, 5.25% 11/15/44 (d)(g)		3,500,000	3,212,151
Class G, 5.25% 11/15/44 (d)(g)		2,000,000	1,774,990
Series 2012-C7:
Class D, 4.7872% 6/15/45 (d)(g)		2,380,000	1,047,200
Class F, 4.5% 6/15/45 (g)(i)		2,000,000	10,000
Series 2012-C8 Class E, 5.0123% 8/15/45 (d)(g)		2,889,500	2,866,870
Series 2013-C11:
Class D, 4.3711% 3/15/45 (d)(g)		5,765,000	5,626,426
Class E, 4.3711% 3/15/45 (d)(g)		4,727,000	4,392,762
Series 2013-C13 Class D, 4.281% 5/15/45 (d)(g)		3,955,000	3,802,605
Series 2013-C16 Class D, 5.1523% 9/15/46 (d)(g)		3,686,000	3,496,578
Series 2013-UBS1 Class D, 5.1924% 3/15/46 (d)(g)		4,538,000	4,496,294
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (d)(g)		6,725,000	5,581,108
Class PR2, 3.6332% 6/5/35 (d)(g)		2,541,000	1,947,914
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,757,604,485)			1,627,917,440

Bank Loan Obligations - 4.3%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 1.7%
Hotels, Restaurants & Leisure - 1.7%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (d)(e)(j)	37,146,900	36,775,431
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 9/9/26 (d)(e)(j)	9,880,350	9,715,645
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5137% 12/22/24 (d)(e)(j)	40,556,099	40,343,990
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (d)(e)(j)	24,586,095	24,193,455
		111,028,521
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/1/25 (d)(e)(j)	5,778,618	5,537,130
FINANCIALS - 1.4%
Diversified Financial Services - 1.4%
Agellan Portfolio 9% 8/7/25 (d)(i)(j)	6,611,000	6,809,330
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/1/27 (d)(e)(i)(j)	882,788	871,753
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.509% 1/9/24 (d)(e)(i)(j)	25,400,000	25,400,000
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.450% 4.87% 1/21/27 (d)(e)(i)(j)	31,700,000	31,700,000
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.8966% 11/15/22 (d)(e)(i)(j)	29,336,049	29,336,049
		94,117,132
REAL ESTATE - 0.8%
Real Estate Management & Development - 0.8%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 8/21/25 (d)(e)(j)	46,719,353	46,176,941
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 1/30/24 (d)(e)(j)	9,379,338	8,650,470
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 1/30/24 (d)(e)(j)	529,009	487,900
		55,315,311
UTILITIES - 0.3%
Electric Utilities - 0.2%
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.751% 11/1/26 (d)(e)(j)	5,397,631	5,292,593
Lonestar II Generation Holding:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.7637% 4/18/26 (d)(e)(j)	9,742,925	9,617,047
Tranche C 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.7637% 4/18/26 (d)(e)(j)	1,273,530	1,257,076
		16,166,716
Independent Power and Renewable Electricity Producers - 0.1%
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (d)(e)(j)	5,086,147	4,842,012
TOTAL UTILITIES		21,008,728
TOTAL BANK LOAN OBLIGATIONS (Cost $288,893,206)		287,006,822

Preferred Securities - 0.1%
	Principal Amount (f)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 7.125% (d)(k)	6,000,000	5,661,600
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)(i)	1,220,000	122
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)(i)	500,000	10,000
TOTAL FINANCIALS		10,122
TOTAL PREFERRED SECURITIES (Cost $7,297,768)		5,671,722

Money Market Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (l)	366,241,141	366,314,389
Fidelity Securities Lending Cash Central Fund 0.32% (l)(m)	269,381	269,408
TOTAL MONEY MARKET FUNDS (Cost $366,535,130)		366,583,797

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $6,501,235,594)	6,650,135,279
NET OTHER ASSETS (LIABILITIES) - 0.6%	41,546,560
NET ASSETS - 100.0%	6,691,681,839

Currency Abbreviations
EUR	-	European Monetary Unit

Legend

(a)	Affiliated company
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,027,295,683 or 30.3% of net assets.

(h)	Non-income producing - Security is in default.
(i)	Level 3 security
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	900,242,010	1,866,610,012	2,400,537,633	425,997	-	-	366,314,389	0.7%
Fidelity Securities Lending Cash Central Fund 0.32%	97,387,058	206,405,153	303,522,803	156,533	-	-	269,408	0.0%
Total	997,629,068	2,073,015,165	2,704,060,436	582,530	-	-	366,583,797

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Great Ajax Corp.	21,091,456	-	-	1,347,325	-	(6,664,466)	15,485,919
Great Ajax Corp. 7.25%	15,866,920	-	-	831,179	-	(813,218)	15,053,702
iStar Financial, Inc.	99,011,364	-	28,094,252	1,465,117	9,998,848	(36,090,647)	-
iStar Financial, Inc. Series D, 8.00%	9,002,613	-	209,391	508,061	3,568	(1,297,127)	-
iStar Financial, Inc. Series G, 7.65%	10,125,593	-	769,734	551,864	2,638	(1,386,634)	-
iStar Financial, Inc. Series I, 7.50%	14,635,390	-	-	777,229	-	(1,888,171)	-
Total	169,733,336	-	29,073,377	5,480,775	10,005,054	(48,140,263)	30,539,621

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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